INVENTORIES	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	June 30,	December 31,
	2014	2013
	Unaudited	Audited

Raw materials	$6,417	$5,931
Finished products	7,628	7,880

	$14,045	$13,811

In the six months ended June 30, 2014 and 2013, the Group wrote-off inventories in a total amount of $  60 (unaudited) and $  561 (unaudited), respectively.